Average Annual Total Returns		12 Months Ended	48 Months Ended	60 Months Ended	73 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	10.96%	14.42%	15.32%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.70%		8.47%	9.65%
Advanced Research Risk Parity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.83%		1.47%	4.79%
Advanced Research Ultra Risk Parity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.98%	(2.04%)
RPAR Risk Parity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.28%		0.89%	3.83%
Performance Inception Date					Dec. 12, 2019
RPAR Risk Parity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.17%		(0.10%)	2.95%
RPAR Risk Parity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.94%		0.32%	2.66%
UPAR Ultra Risk Parity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.38%	(2.73%)
Performance Inception Date			Jan. 03, 2022
UPAR Ultra Risk Parity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.79%	(3.95%)
UPAR Ultra Risk Parity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.51%	(2.55%)

[1]	The blended index is 60% S&P 500 Index (stocks) and 40% Bloomberg U.S. Aggregate Bond Index (bonds).